United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/03

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          January 5, 2004

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      26
Form 13F Information Table Value Total:      $209,959
                                            (thousands)
List of Other Included Managers:  NONE


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    4,648,000  249,465.00 X                                  9,325  56,400 183,740
BERKLEY WR CORP          COM       084423102    6,553,000  187,477.00 X                                  6,450  42,941 138,086
CARDINAL HEALTH          COM       14149Y108   14,125,000  230,939.00 X                                  7,225  46,251 177,463
CHOICEPOINT              COM       170388102   12,794,000  335,885,00 X                                 10,275  67,450 258,160
CHUBB                    COM       171232101   11,851,000  174,019.00 X                                  5,000  38,400 130,619
DEVON ENERGY CO          COM       25179M103   11,081,000  193,514.00 X                                  5,800  39,456 148,258
EXPRESS SCRIPTS          COM       302182100   38,279,000  576,216.00 X                                 15,450 121,472 439,294
INTL SPEEDWAY CL A       COM       460335201    9,296,000  209,164.00 X                                  5,975  48,703 154,486
IRON MOUNTAIN            COM       462846106    9,520,000  240,766.00 X                                  7,359  53,182 180,225
KOHLS CORP               COM       500255104   10,983,000  244,380.00 X                                  7,625  44,445 192,310
LINCARE HOLDINGS         COM       532791100    5,258,000  174,776.00 X                                  4,675  36,225 133,876
MOHAWK IND INC           COM       608190104    6,449,000   91,410.00 X                                  2,750  21,050  67,610
NAVIGATORS GROUP         COM       638904102   14,608,000  473,178.00 X                                 13,775  95,098 364,305
PERFORMANCE FOOD GRP     COM       713755106   13,707,000  378,935.00 X                                 11,150  77,850 289,935

   COLUMN TOTALS                              169,152,000

                                Page 2 of 5

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
STRAYER EDUCATION        COM       863236105   12,269,000  112,733.00 X                                 3,275  24,057   85,401
WEIGHT WATCHERS INTL     COM       948626106    7,033,000  183,270.00 X                                 5,500  33,100  144,670
ZEBRA TECHNOLOGIES       COM       989207105   15,235,000  229,546.00 X                                 7,485  50,857  171,204
NATL MEDICAL HLTH CARE   COM       636918302    1,349,000   76,170.00 X                                 3,050  11,425   61,695

   COLUMN TOTALS                               35,886,000

                                  Page 3 of 5

                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIDELITY US EQ INDEX     MF        315911206     343,000    8,698.00  X                                                 8,698
FRANKLIN INC FD C        MF        353496805     145,000   59,844.00  X                                                59,844
FRANKLIN TAX FREE TR     MF        354723645     305,000   24,307.00  X                                                24,307
LARGE CAP VALUE INDEX    MF        464287408   1,062,000   19,184.00  X                                        12,934   6,250
S&P 500 INDEX            MF        464287200   1,025,000    9,210.00  X                                         6,025   3,185
S&P MIDCAP 400 INDEX     MF        464287507   1,207,000   10,487.00  X                                         7,952   2,535
SELIGMAN TAX FREE MO     MF        816346878     456,000   57,274.00  X                                                57,274
TWEEDY BROWN GLBL VAL    MF        901165100     378,000   19,331.00  X                                        15,259   4,072

   COLUMN TOTALS                               4,921,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
TOTAL COMMON STOCK                             205,038,000

TOTAL MUTUAL FUNDS                               4,921,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                               209,959,000
